         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                      SUPPLEMENT DATED DECEMBER 1, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006

This Supplement is intended to supplement prospectuses dated May 1, 2006 ("Prospectuses")for certain "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," (Prospectus form numbers: Venture 2006, Venture 24, 22, 20, Venture III 2006, and Vantage 2006) Contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York.

CHANGES TO VARIABLE INVESTMENT OPTIONS

We delete information in the Product Prospectuses in connection with the MID CAP CORE TRUST variable investment option:

Effective December 1, 2006, the underlying Fund of the John Hancock Trust listed below (which we refer to as the "Acquired Fund") merged into an other underlying Fund of the John Hancock Trust (which we refer to as the "Acquiring Fund"):

ACQUIRED FUND        ACQUIRING FUND
-------------        --------------
Mid Cap Core Trust   Mid Cap Index Trust

As a result you will not be able to allocate Contract Value or any Purchase Payments to the Variable Investment Option corresponding to the Acquired Fund after December 1, 2006. You should, therefore, disregard any reference in the Product Prospectuses to the Acquired Fund except for the disclosure in "Appendix
U: Accumulation Unit Value Tables," which is historical in nature.

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE UNDERLYING FUNDS, INCLUDING THE ACQUIRING FUNDS, BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED DECEMBER 1, 2006

0506:120310   333-70728
0506:703439   333-70850
0506:10306    333-70730
0506:703412   033-79112
0506:703409   333-71072
0506:120312   333-83558